Merk Stagflation ETF
Consolidated Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED PRODUCTS - 100.0%
Finance and Insurance - 100.0%
Invesco DB Oil Fund	8,467	$136,827
Schwab U.S. TIPS ETF (b)	14,283	746,001
VanEck Merk Gold Trust (a)(c)	6,642	126,331
Vanguard Real Estate ETF	1,414	120,557
TOTAL EXCHANGE TRADED PRODUCTS (Cost $1,186,981)		1,129,716

SHORT-TERM INVESTMENTS - 0.0% (f)
Money Market Funds - 0.0% (f)
First American Treasury Obligations Fund - Class X, 5.17% (e)	76	76
TOTAL SHORT-TERM INVESTMENTS (Cost $76)		76

Total Investments (Cost $1,187,057) - 100.0%		1,129,792
Liabilities in Excess of Other Assets - (0.0)% (f)		(193)
TOTAL NET ASSETS - 100.0%		$1,129,599

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c) All or a portion of this security is held by Merk Stagflation ETF (Cayman).
(d) Affiliated security. Please refer to the table below.
(e) The rate shown is the annualized seven-day yield at period end.
(f) Amount is less than 0.05%.

The Fund owned the following company during the period ended July 31, 2023. OUNZ is deemed to be an affiliate of the Fund as defined by the 1940 Act as of the period ended July 31, 2023. Transactions during the period in this security was as follows:

Security Name	Value at May 1, 2023	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at July 31, 2023	Ending Shares
OUNZ	$166,078	$17,871	$(56,122)	$5,113	$(6,609)	$-	$126,331	6,642

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Products	$1,129,716	$-	$-	$1,129,716
Money Market Funds	76	-	-	76
Total Investments - Assets	$1,129,792	$-	$-	$1,129,792